Investment Risks	Apr. 17, 2026
Milliman Healthcare Inflation Guard ETF | Risk of Estimating U.S. Healthcare Cost Inflation [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Estimating U.S. Healthcare Cost Inflation. The Quantitative Model seeks to produce returns, before Fund fees and expenses, that are generally equivalent to the U.S. healthcare cost inflation rate as measured by the MI Actuarial Analysis. The MI Actuarial Analysis is proprietary, and its measure of the U.S. healthcare cost inflation rate may differ materially from other U.S. healthcare cost inflation measures. While the MI Actuarial Analysis provides one measure of the U.S. healthcare cost inflation rate, Fund returns resulting from the Quantitative Model may not correlate to other measurements of U.S. healthcare cost inflation and may differ materially from the actual U.S. healthcare cost inflation rate. Investors in the Fund should understand that individual investor circumstances could result in significantly different U.S. healthcare inflation costs.

Milliman Healthcare Inflation Guard ETF | Risks of Utilizing the Quantitative Model [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Utilizing the Quantitative Model. Although the Fund is actively managed, Milliman seeks to achieve the Fund’s investment objective by utilizing the Quantitative Model and, as a result, is exposed to the following risks:

Milliman Healthcare Inflation Guard ETF | Model Calculation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Model Calculation Risk. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Quantitative Model and/or Milliman’s ability to monitor and timely adjust the metrics or update the data or features underlying the Quantitative Model. The Quantitative Model relies on various sources of information to assess the criteria of the selected components, including information that may be based on assumptions and estimates, and there can be no guarantee that the Quantitative Model will produce the intended results. Any of these factors could result in the Fund underperforming other registered funds with substantially similar investment objectives that do not utilize a Quantitative Model to achieve their investment objectives. In addition, the Quantitative Model may change over time, which may adversely affect the Fund’s performance if such changes do not produce the intended results.

Milliman Healthcare Inflation Guard ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the U.S. healthcare cost inflation rate, as measured by the MI Actuarial Analysis, and there is no guarantee that the Fund will achieve a high degree of correlation.

Milliman Healthcare Inflation Guard ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Milliman Healthcare Inflation Guard ETF | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. In addition to investment risks associated with the underlying issuer, ADRs may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for ADRs. ADRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. ADRs may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the ADRs.

Milliman Healthcare Inflation Guard ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can adversely affect companies in the healthcare sector and, therefore, the Fund’s returns.

Milliman Healthcare Inflation Guard ETF | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies, particularly micro-capitalization companies, as compared to companies with larger capitalizations.

Milliman Healthcare Inflation Guard ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, including swaps, options and futures, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility.

Milliman Healthcare Inflation Guard ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree.

Milliman Healthcare Inflation Guard ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity, and securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

Milliman Healthcare Inflation Guard ETF | TIPS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TIPS Risk. The value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment.

Milliman Healthcare Inflation Guard ETF | Risks of Investing in Commodities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Commodities. Investing in commodities exposes the Fund to the risks of the commodities markets, which may subject the Fund to greater volatility than investments in traditional asset classes, such as stocks and bonds. Volatility in commodities markets may be caused by a number of factors, including changes in overall market movements, changes in inflation and changes in demand for such asset classes. Commodity prices can have significant volatility, and exposure to commodities can cause the value of the Shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Milliman Healthcare Inflation Guard ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Healthcare Inflation Guard ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Healthcare Inflation Guard ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Healthcare Inflation Guard ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:
Milliman Healthcare Inflation Guard ETF | Authorized Participants and Market Makers [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Milliman Healthcare Inflation Guard ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Milliman Healthcare Inflation Guard ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Milliman Healthcare Inflation Guard ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Milliman Healthcare Inflation Guard ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Milliman Healthcare Inflation Guard ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Milliman Healthcare Inflation Guard ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman Healthcare Inflation Guard ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Milliman Healthcare Inflation Plus ETF | Risk of Estimating U.S. Healthcare Cost Inflation [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Estimating U.S. Healthcare Cost Inflation. The Quantitative Model seeks to produce returns, before Fund fees and expenses, that over time exceed the U.S. healthcare cost inflation rate as measured by the MI Actuarial Analysis. The MI Actuarial Analysis is proprietary, and its measure of the U.S. healthcare cost inflation rate may differ materially from other U.S. healthcare cost inflation measures. While the MI Actuarial Analysis provides one measure of the U.S. healthcare cost inflation rate, Fund returns resulting from the Quantitative Model may not correlate to other measurements of U.S. healthcare cost inflation and may differ materially from the actual U.S. healthcare cost inflation rate. Investors in the Fund should understand that individual investor circumstances could result in significantly different U.S. healthcare inflation costs.

Milliman Healthcare Inflation Plus ETF | Risks of Utilizing the Quantitative Model [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Utilizing the Quantitative Model. Although the Fund is actively managed, Milliman seeks to achieve the Fund’s investment objective by utilizing the Quantitative Model and, as a result, is exposed to the following risks:

Milliman Healthcare Inflation Plus ETF | Model Calculation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Model Calculation Risk. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Quantitative Model and/or Milliman’s ability to monitor and timely adjust the metrics or update the data or features underlying the Quantitative Model. The Quantitative Model relies on various sources of information to assess the criteria of the selected components, including information that may be based on assumptions and estimates, and there can be no guarantee that the Quantitative Model will produce the intended results. Any of these factors could result in the Fund underperforming other registered funds with substantially similar investment objectives that do not utilize a Quantitative Model to achieve their investment objectives. In addition, the Quantitative Model may change over time, which may adversely affect the Fund’s performance if such changes do not produce the intended results.

Milliman Healthcare Inflation Plus ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the U.S. healthcare cost inflation rate, as measured by the MI Actuarial Analysis, and there is no guarantee that the Fund will achieve a high degree of correlation.

Milliman Healthcare Inflation Plus ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

Milliman Healthcare Inflation Plus ETF | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. In addition to investment risks associated with the underlying issuer, ADRs may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for ADRs. ADRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. ADRs may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the ADRs.

Milliman Healthcare Inflation Plus ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can adversely affect companies in the healthcare sector and, therefore, the Fund’s returns.

Milliman Healthcare Inflation Plus ETF | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies, particularly micro-capitalization companies, as compared to companies with larger capitalizations.

Milliman Healthcare Inflation Plus ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives, including swaps, options and futures, involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the Fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the Fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. Utilizing derivatives may result in losses to the Fund, and investing in derivatives may reduce the Fund’s returns and increase the Fund’s price volatility.

Milliman Healthcare Inflation Plus ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. The prices of debt securities will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. During periods of falling interest rates, an issuer of a callable bond may repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features. An increase in interest rates will generally cause the value of fixed-income securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. Adjustable-rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree.

Milliman Healthcare Inflation Plus ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. Government securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from other debt securities. U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity, and securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. Government.

Milliman Healthcare Inflation Plus ETF | TIPS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TIPS Risk. The value of inflation protected securities, such as TIPS, generally will fluctuate in response to changes in interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-protected securities will generally vary up or down along with the rate of inflation. Real interest rates are generally measured as a nominal interest less an inflation rate. As such, investors should be aware that an investment in TIPS over a particular timeframe may decrease in value even in an inflationary environment.

Milliman Healthcare Inflation Plus ETF | Risks of Investing in Commodities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Commodities. Investing in commodities exposes the Fund to the risks of the commodities markets, which may subject the Fund to greater volatility than investments in traditional asset classes, such as stocks and bonds. Volatility in commodities markets may be caused by a number of factors, including changes in overall market movements, changes in inflation and changes in demand for such asset classes. Commodity prices can have significant volatility, and exposure to commodities can cause the value of the Shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Milliman Healthcare Inflation Plus ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Milliman Healthcare Inflation Plus ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. Milliman will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Milliman Healthcare Inflation Plus ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Milliman Healthcare Inflation Plus ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of this structure, it is exposed to the following risks:
Milliman Healthcare Inflation Plus ETF | Authorized Participants and Market Makers [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Authorized Participants and Market Makers. Only authorized participants (“APs,” and each, an “AP”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Milliman Healthcare Inflation Plus ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Milliman Healthcare Inflation Plus ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Milliman Healthcare Inflation Plus ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Trading. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Milliman Healthcare Inflation Plus ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Milliman Healthcare Inflation Plus ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Milliman Healthcare Inflation Plus ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Milliman Healthcare Inflation Plus ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.